Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Jun. 28, 2014
MFS® Diversified Income Fund | A
Risk/Return:
Trading Symbol	DIFAX
MFS® Diversified Income Fund | C
Risk/Return:
Trading Symbol	DIFCX
MFS® Diversified Income Fund | I
Risk/Return:
Trading Symbol	DIFIX
MFS® Diversified Income Fund | R1
Risk/Return:
Trading Symbol	DIFDX
MFS® Diversified Income Fund | R2
Risk/Return:
Trading Symbol	DIFEX
MFS® Diversified Income Fund | R3
Risk/Return:
Trading Symbol	DIFFX
MFS® Diversified Income Fund | R4
Risk/Return:
Trading Symbol	DIFGX
MFS® Diversified Income Fund | R5
Risk/Return:
Trading Symbol	DIFHX